Income Taxes (Unrecognized tax benefits) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute	$ 126,000,000	$ 126,000,000
Prepaid amount in dispute	55,000,000	55,000,000
Tax benefit primarily due to utilization of certain loss carryforwards	28,000,000	58,000,000
Deferred Tax Assets, Allowance	317,000,000	322,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Amount that could affect effective tax rate	46,000,000	42,000,000
Accrued interest	12,000,000	10,000,000
Income Tax Examination, Interest Expense	2,000,000	$ 1,000,000
Accrued penalties	$ 0